ASSET UNDER DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets Under Development [Roll Forward]
As of January 1	$ 434,248	$ 20,000
Additions	283,927	372,849
Transfer from vessels and equipment, net (note 16)	77,172	0
Transfer from other non-current assets (note 17)	16,213	31,048
Interest costs capitalized	34,296	10,351
Disposal of LNG Croatia	(187,609)	0
As of December 31	$ 658,247	$ 434,248